                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              02364J104      332     6257 SH       SOLE                                       6257
Alaska Air Group               COM              011659109     4789   165700 SH       SOLE                                     165700
BP Plc ADR                     COM              055622104      441     8852 SH       SOLE                                       8852
Bank of America Corp.          COM              060505104     5040    83950 SH       SOLE                                      83950
Barnes & Noble                 COM              067774109     7453   189400 SH       SOLE                                     189400
Berkshire Hathaway Cl A        COM              084670991      278       40 SH       SOLE                                         40
Biomet Inc.                    COM              090613100      339     7050 SH       SOLE                                       7050
Boeing Company                 COM              097023105     5193    93400 SH       SOLE                                      93400
Bristol Myers                  COM              110122108      232     4428 SH       SOLE                                       4428
Burlington Northern Santa Fe   COM              12189T104     3803   125500 SH       SOLE                                     125500
CBRL Group                     COM              12489V106     5835   344275 SH       SOLE                                     344275
Chesapeake Corp                COM              165159104     5085   205450 SH       SOLE                                     205450
DuPont                         COM              263534109      212     4400 SH       SOLE                                       4400
Eaton Corp.                    COM              278058102     3640    51925 SH       SOLE                                      51925
Electronic Data Systems        COM              285661104      620     9926 SH       SOLE                                       9926
Exxon Mobil Corporation        COM              30231G102     1131    12944 SH       SOLE                                      12944
Gabelli Convertible Securities COM              36240B109      560    52100 SH       SOLE                                      52100
General Electric               COM              369604103      822    16857 SH       SOLE                                      16857
Genuine Parts Co.              COM              372460105      444    14100 SH       SOLE                                      14100
Georgia Pacific                COM              373298108     5658   167136 SH       SOLE                                     167136
Hewlett-Packard Company        COM              428236103      200     7000 SH       SOLE                                       7000
IBM Corporation                COM              459200101      731     6467 SH       SOLE                                       6467
Int'l Flavors & Fragrances     COM              459506101     7009   278913 SH       SOLE                                     278913
Intel Corp.                    COM              458140100      287     9812 SH       SOLE                                       9812
International Paper            COM              460146103     5192   145446 SH       SOLE                                     145446
JP Morgan Chase & Co.          COM              616880100      395     8850 SH       SOLE                                       8850
Jefferson-Pilot                COM              475070108      813    16818 SH       SOLE                                      16818
Merck & Company                COM              589331107      371     5800 SH       SOLE                                       5800
Microsoft                      COM              594918104      431     5900 SH       SOLE                                       5900
Motorola Inc.                  COM              620076109      171    10313 SH       SOLE                                      10313
Neiman Marcus Cl A             COM              640204202     4566   147300 SH       SOLE                                     147300
Nordstrom, Inc.                COM              655664100     6277   338375 SH       SOLE                                     338375
Nucor Corp.                    COM              670346105     6886   140850 SH       SOLE                                     140850
Oracle Systems Corp.           COM              68389X105      505    26600 SH       SOLE                                      26600
Philip Morris                  COM              718154107      487     9600 SH       SOLE                                       9600
Republic Services, Inc.        COM              760759100     6432   324050 SH       SOLE                                     324050
Saks Inc.                      COM              79377W108      189    19700 SH       SOLE                                      19700
Sun Microsystems               COM              866810104      296    18800 SH       SOLE                                      18800
Union Pacific                  COM              907818108     4827    87900 SH       SOLE                                      87900
United Dominion REIT           COM              910197102     5854   407935 SH       SOLE                                     407935
W.W. Grainger Inc.             COM              384802104     7069   171750 SH       SOLE                                     171750
Wendy's Intl.                  COM              950590109     4254   166550 SH       SOLE                                     166550